LEASE	12 Months Ended
Dec. 31, 2021
LEASE
LEASE

9.LEASE

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2021 were as follows:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	5
Weighted average discount rate	11.5%

For the years ended December 31,2020 and 2021, the operating lease asset obtained in exchange for operating lease liabilities amounted to nil and $515, respectively, cash prepaid for amounts included in the measurement of lease liabilities were nil, nil and $31 for the years ended December 31, 2019, 2020 and 2021.

During the years ended December 31, 2019, 2020 and 2021, the Company incurred total operating lease expenses of $27, $2 and $29 respectively.

As of December 31, 2021, the future minimum rent payable under non-cancelable operating leases were:

2022	$137
2023	137
2024	139
2025	145
2026	107
Total lease payments	665
Less: imputed interest	(150)
Present value of lease liabilities	$515
Lease liabilities - current	(84)
Lease liabilities – non-current	(431)